Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Total Accounts receivable – third parties, gross	3,044,930	1,913,882
Less: allowance for current expected credit loss	(90,281)	—
Total	2,954,649	1,913,882

Schedule of Allowance for Expected Credit Loss

Movements of allowance for current expected credit loss is as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Balance as of beginning	—	—
Addition	90,281	—
Reversal	—	—
Write-off due to bad debt	—	—
Ending balance	90,281	—